Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21- CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such rules and concluded they were applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed CFS for the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	June 30,	December 31,
	2023	2022
Assets
Current assets
Cash	$4,387,925	$226,578
Short-term investments	3,000,000	-
Intercompany receivables	10,000	10,000
Deferred offering cost	-	349,842
Prepaid expenses and other current assets	2,582,045	-
Total current assets	9,979,970	586,420

Non-current assets
Long-term investments	5,000,000	-
Investments in non-VIE subsidiaries	12,336,264	14,299,036
Total non-current assets	17,336,264	14,299,036
Total Assets	$27,316,234	$14,885,456

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,358,930	$1,358,930
Total current liabilities	1,358,930	1,358,930

Total Liabilities	1,358,930	1,358,930

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	9,174,695	10,340,107
Accumulated other comprehensive loss	(776,596)	(279,251)
Total Shareholders’ Equity	25,957,304	13,526,526

Total Liabilities and Shareholders’ Equity	$27,316,234	$14,885,456

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Operating expenses:
General and administrative	$394,676	$270,810
Total operating expenses	394,676	270,810

Operating loss	(394,676)	(270,810)

Other income (expense)
Net investment income	64,989	-
Interest income	60,924	21
Other expense, net	(615)	(4,169)
Total other income (loss)	125,298	(4,148)

Share of income from subsidiaries	891,352	913,385
Income before provision for income taxes	621,974	638,427

Net income	$621,974	$638,427
Comprehensive income
Net income	$621,974	$638,427

Comprehensive income	$621,974	$638,427
Earnings per ordinary share
– Basic and diluted	$0.05	$0.06

Weighted average number of ordinary shares outstanding
– Basic and diluted	12,122,574	10,987,679

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Operating Activities
Net income	$621,974	$638,427
Adjustments to reconcile net income to net cash used in operating activities:
Net investment gain	(956,341)	(913,385)
Changes in operating assets and liabilities:
Deferred offering cost	(130,134)	60,000
Prepaid expenses and other current assets	(130,735)	-
Net cash used in operating activities	(595,236)	(214,958)

Investing Activities
Loans to third parties	(2,986,321)	-
Repayment from third-party loans	600,000	-
Purchases of held-to-maturity investments	(8,000,000)	-
Net cash used in investing activities	(10,386,321)	-

Financing activities:
Proceeds from issuance of ordinary shares	15,142,902	-
Net cash provided by financing activities	15,142,902	-

Net increase (decrease) in cash	4,161,345	(214,958)
Cash and equivalents at beginning of period	226,578	509,728
Cash and equivalents at end of period	$4,387,923	$294,770